TIMOTHY PLAN CONSERVATIVE GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 39.3%
	EQUITY - 39.3%
18,581	Timothy Plan High Dividend Stock Enhanced ETF(a)	$ 508,346
50,531	Timothy Plan International ETF(a)	1,360,148
64,627	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	1,653,773
22,677	Timothy Plan US Small Cap Core ETF(a)	747,722
	TOTAL EXCHANGE-TRADED FUNDS (Cost $3,900,937)	4,269,989

	OPEN END FUNDS — 57.8%
	EQUITY - 5.5%
51,060	Timothy Plan International Fund, Class A(a)	597,913

	FIXED INCOME - 45.1%
426,787	Timothy Plan Fixed Income Fund, Class A(a)	4,178,243
77,129	Timothy Plan High Yield Bond Fund, Class A(a)	715,759
		4,894,002
	MIXED ALLOCATION - 7.2%
52,358	Timothy Plan Defensive Strategies Fund, Class A(a)	776,993

	TOTAL OPEN END FUNDS (Cost $6,261,497)	6,268,908

	SHORT-TERM INVESTMENTS — 3.1%
	MONEY MARKET FUNDS - 3.1%
333,619	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $333,619)(b)	333,619

	TOTAL INVESTMENTS - 100.2% (Cost $10,496,053)	$ 10,872,516
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%	(20,794)
	NET ASSETS - 100.0%	$ 10,851,722

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.

TIMOTHY PLAN STRATEGIC GROWTH - VARIABLE
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2022

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 56.8%
	EQUITY - 56.8%
55,617	Timothy Plan High Dividend Stock Enhanced ETF(a)	$ 1,521,592
138,014	Timothy Plan International ETF(a)	3,714,937
119,690	Timothy Plan US Large/Mid Cap Core Enhanced ETF(a)	3,062,807
46,327	Timothy Plan US Small Cap Core ETF(a)	1,527,526
	TOTAL EXCHANGE-TRADED FUNDS (Cost $9,107,037)	9,826,862

	OPEN END FUNDS — 40.7%
	EQUITY - 8.0%
118,019	Timothy Plan International Fund, Class A(a)	1,382,000

	FIXED INCOME - 23.5%
308,190	Timothy Plan Fixed Income Fund, Class A(a)	3,017,180
113,054	Timothy Plan High Yield Bond Fund, Class A(a)	1,049,141
		4,066,321
	MIXED ALLOCATION - 9.2%
106,882	Timothy Plan Defensive Strategies Fund, Class A(a)	1,586,135

	TOTAL OPEN END FUNDS (Cost $7,101,492)	7,034,456

	SHORT-TERM INVESTMENTS — 2.6%
	MONEY MARKET FUNDS - 2.6%
452,585	Fidelity Government Portfolio, CLASS I, 0.11% (Cost $452,585)(b)	452,585

	TOTAL INVESTMENTS - 100.1% (Cost $16,661,114)	$ 17,313,903
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(14,631)
	NET ASSETS - 100.0%	$ 17,299,272

ETF	- Exchange-Traded Fund

(a)	Affiliated Company.
(b)	Rate disclosed is the seven day effective yield as of March 31, 2022.